Revenue From Contracts with Customers (Details) - Schedule of Movement in Contract Liabilities - Revenue [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement in Contract Liabilities [Line Items]
Balance, Beginning	S/ 365,730	S/ 322,680	S/ 280,970
Advances received from customers	430,578	769,504	707,009
Compensation of customer advances	(554,839)	(726,454)	(665,299)
Balance, Ending	S/ 241,469	S/ 365,730	S/ 322,680